Holbrook Income Fund
Portfolio of Investments (Unaudited)
July 31, 2020

Shares		Variable Rate (%)	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 3.4%
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
48,400	Priority Income Fund, Inc.		6.250		12/31/2023	$ 1,138,368
8,473	Priority Income Fund, Inc.		6.375		12/31/2024	196,743
						1,335,111
	FINANCIAL SERVICES-CLOSED END FUNDS - 0.9%
12,498	OFS Credit Co., Inc.		6.875		3/31/2024	291,953
37,361	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	937,948
						1,229,901
	REAL ESTATE - 1.5%
2,000	UIRC-GSA International LLC **		6.000	++	Perpetual	1,910,000

	TOTAL PREFERRED STOCK (Cost - $4,552,763)					4,475,012
Principal
	ASSET BACKED SECURITIES - 11.1%
	AUTOMOBILE ABS - 0.4%
$ 500,000	Luxury Lease Partners Auto Lease Trust 2019-ARC1 **		8.000		12/15/2026	487,860

	COLLATERALIZED LOAN OBLIGATIONS - 10.7%
1,000,000	Black Diamond CLO 2013-1 Ltd. **	3 Month LIBOR + 2.500%	2.773	+	2/6/2026	988,215
995,000	Black Diamond CLO 2016-1 Ltd. **	3 Month LIBOR + 1.750%	1.995	+	4/26/2031	937,025
3,000,000	Deerpath Capital CLO 2018-1 LTD. **	3 Month LIBOR + 2.200%	3.568	+	4/17/2032	2,898,459
3,421,000	FS KKR MM CLO 1 LLC **	3 Month LIBOR + 2.500%	2.775	+	7/15/2030	3,309,818
2,000,000	Nassau 2018-II Ltd. **	3 Month LIBOR + 2.550%	2.825	+	10/15/2031	1,938,864
1,000,000	Saranac Clo VIII Ltd. **		4.325		2/20/2033	1,004,090
3,000,000	Z Capital Credit Partners CLO 2019-1 Ltd. **	3 Month LIBOR + 2.700%	2.971	+	7/16/2031	2,953,473
						14,029,944

	TOTAL ASSET BACKED SECURITIES (Cost - $14,698,714)					14,517,804

	BONDS - 78.2%
	BANKS - 15.8%
46,000	Bank of America Corp.	CPI YOY + 1.100%	1.429	+	11/19/2024	47,610
185,000	Bank of America Corp.	4.6*(USISDA30-USISDA05)	2.866	+	12/23/2033	162,800
145,000	Bank of Nova Scotia	4*(CMS30-CMS2)	0.500	+	7/29/2033	132,689
567,000	Bank of Nova Scotia	4*(USISDA30-USISDA02)	0.884	+	1/30/2034	515,403
1,551,000	BNP Paribas SA	4*(USISDA30-USISDA05)	1.260	+	4/30/2033	1,178,233
217,000	BNP Paribas SA	4*(USISDA30-USISDA05)	0.000	+	4/30/2033	140,905
704,000	Citigroup, Inc.	5*(USISDA30-USISDA05)	3.000	+	5/30/2029	629,517
100,000	Citigroup, Inc.	4*(CMS30-CMS2-0.250%)	1.708	+	3/28/2034	82,920
826,000	Citigroup, Inc.	9*(USISDA30-USISDA05)	3.528	+	6/18/2034	707,221
307,000	Citigroup, Inc.	5*(USISDA30-USISDA02)	1.350	+	7/30/2034	209,528
550,000	Citigroup, Inc.	4.5*(USISDA30-USISDA02)	1.224	+	8/29/2034	413,875
175,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	1.636	+	10/31/2034	126,438
726,000	Citigroup, Inc.	10*(USISDA30-USISDA02)	0.000	+	4/30/2035	490,050
419,000	Credit Suisse AG	8(USISDA30-USISDA02)	4.510	+	2/27/2030	364,530
924,000	Credit Suisse AG	8*(USISDA30-USISDA02)	4.690	+	7/31/2030	790,020
975,000	Credit Suisse AG	7*(USISDA30-USISDA02)	4.160	+	8/28/2030	838,500
133,000	Credit Suisse AG	10*(USISDA30-USISDA02)	6.060	+	9/30/2030	107,730
150,000	Credit Suisse AG	12*(USISDA30-USISDA02)	6.770		1/29/2031	118,500
103,000	Credit Suisse AG	12*(USISDA30-USISDA02)	7.140	+	4/29/2031	75,705
1,473,000	Customers Bancorp, Inc.		4.500		9/25/2024	1,540,564
1,500,000	Eagle Bancorp, Inc.		5.750		9/1/2024	1,630,020
120,000	JPMorgan Chase Co.	4*(USISDA30-USISDA05)	0.184	+	9/20/2023	117,396
200,000	Morgan Stanley	5*(USISDA30-USISDA02)	1.410	+	7/20/2025	170,000
300,000	Morgan Stanley	4*(USISDA30-USISDA02)	1.436	+	7/7/2026	246,750
50,000	Morgan Stanley	6*(USISDA30-USISDA02)	1.632	+	8/31/2026	41,625
190,000	Morgan Stanley	5*(USISDA30-USISDA02)	4.060	+	3/30/2027	156,275
498,000	Morgan Stanley	4.5*(USISDA30-USISDA05)	2.727	+	7/31/2028	393,420
225,000	Morgan Stanley	4*(USISDA30-USISDA02)	1.104	+	8/19/2028	182,250
538,000	Morgan Stanley	5*(USISDA30-USISDA02)	1.360	+	8/30/2028	457,300
144,000	Morgan Stanley	4*(USISDA30-USISDA02)	2.344	+	10/31/2028	111,240
100,000	Morgan Stanley	10*(USISDA30-USISDA02)	6.056	+	11/30/2030	75,250
2,400,000	Morgan Stanley	2.7*(CMS30/CMS2)	10.000	+	8/12/2031	2,544,000
123,000	Morgan Stanley	4.5*(USISDA30-USISDA05)	1.395	+	8/19/2033	97,477
195,000	Morgan Stanley	4*(USISDA30-USISDA02)	2.344	+	2/28/2034	142,350
230,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	8.470	+	12/30/2036	184,000
561,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	7.623	+	4/28/2037	482,460
921,000	Morgan Stanley Finance LLC	10*(CMS30-CMS2)	5.946	+	9/29/2037	695,355
1,553,000	Natixis US Medium-Term Note Program LLC	4*(USISDA30-USISDA05)	3.110	+	7/31/2028	1,509,516
1,665,000	Natixis US Medium-Term Note Program LLC	5.5*(USISDA30-USISDA05)	1.562	+	2/28/2029	1,490,175
90,000	Natixis US Medium-Term Note Program LLC	8*(USISDA30-USISDA02)	4.840	+	11/30/2030	58,612
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2020

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	BONDS - 78.2% (Continued)
	BANKS - 15.8% (Continued)
$ 700,000	Natixis US Medium-Term Note Program LLC	4.5*(USISDA30-USISDA05)	2.682	+	8/29/2033	$ 673,680
286,000	Natixis US Medium-Term Note Program LLC	5*(USISDA30-USISDA05)	1.755	+	11/27/2033	188,760
35,000	Natixis US Medium-Term Note Program LLC	7.5*(USISDA30-USISDA05-0.25%)	0.019	+	7/31/2034	33,054
150,000	Natixis US Medium-Term Note Program LLC	7*(USISDA30-USISDA02)	4.100	+	10/31/2034	117,000
50,000	Royal Bank of Canada	4.5*(USISDA30-USISDA05)	3.083	+	6/30/2029	48,065
120,000	Royal Bank of Canada	4*(USISDA30-USISDA02-1%)	0.500	+	7/31/2034	108,300
77,000	Royal Bank of Canada	4*(USISDA30-USISDA02-1%)	0.000	+	9/29/2034	69,569
						20,696,637
	DIVERSIFED FINANCIAL SERVICES - 6.7%
56,275	B. Riley Financial, Inc.		7.375		5/31/2023	1,402,373
16,291	B. Riley Financial, Inc.		6.875		9/30/2023	391,147
24,550	B. Riley Financial, Inc.		6.750		5/31/2024	584,781
20,000	B. Riley Financial, Inc.		6.500		9/30/2026	466,600
2,000,000	Cowen, Inc.		7.250		5/6/2024	2,093,400
100,000	GS Finance Corp.		3.264	+	8/31/2031	94,150
969,000	Jefferies Group LLC	10*(USISDA30-USISDA02)	3.710	+	4/28/2033	828,495
118,000	Jefferies Group LLC	7.5*(USISDA30-USUSDA02)	4.905	+	5/31/2034	99,351
950,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	3.910	+	6/30/2037	750,500
306,000	Jefferies Group LLC	9*(USISDA10-USISDA02)	8.000	+	8/31/2037	246,557
1,343,000	Jefferies Group LLC	8*(USISDA10-USISDA02)	8.000	+	9/30/2037	980,390
819,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	3.910	+	10/31/2037	626,535
37,143	Medley LLC		7.250		1/30/2024	169,469
39,000	Morgan Stanley & Co. LLC	5*(CMS30-CMS2)	1.125	+	1/21/2026	33,345
						8,767,093
	FINANCIAL SERVICES - 41.6%
1,750,000	Capital Southwest Corp.		5.375		10/1/2024	1,746,719
90,978	Capital Southwest Corp.		5.950		12/15/2022	2,280,818
152,306	Capitala Finance Corp.		5.750		5/31/2022	3,040,028
54,601	Capitala Finance Corp.		6.000		5/31/2022	1,122,051
83,184	Fidus Investment Corp.		6.000		2/15/2024	2,008,062
77,164	Fidus Investment Corp.		5.375		11/1/2024	1,786,732
83,180	Gladstone Capital Corp.		6.125		11/1/2023	2,004,638
29,800	Gladstone Capital Corp.		5.375		11/1/2024	724,140
118,640	Great Elm Capital Corp.		6.500		9/18/2022	2,657,536
60,820	Harvest Capital Credit Corp.		6.125		9/15/2022	1,393,386
9,404	Horizon Technology Finance Corp.		6.250		9/15/2022	236,605
199,973	Investcorp Credit Management BDC, Inc.		6.125		7/1/2023	4,455,398
116,814	Medallion Financial Corp.		9.000		4/15/2021	2,895,819
8,063	Medley Capital Corp.		6.500		1/30/2021	192,303
76,017	Medley Capital Corp.		6.125		3/30/2023	1,500,317
147,588	Monroe Capital Corp.		5.750		10/31/2023	3,387,145
86,149	MVC Capital, Inc.		6.250		11/30/2022	2,067,576
17,263	New Mountain Finance Corp.		5.750		10/1/2023	422,943
50,817	Newtek Business Services Corp.		6.250		3/1/2023	1,254,164
139,032	Newtek Business Services Corp.		5.750		8/1/2024	3,397,942
7,000	OFS Capital Corp.		6.500		10/31/2025	157,570
25,000	OFS Capital Corp.		5.950		10/31/2026	544,750
26,194	Oxford Square Capital Corp.		6.250		4/30/2026	590,675
140,660	PennantPark Investment Corp.		5.500		10/15/2024	3,191,575
165,680	Portman Ridge Finance Corp.		6.125		9/30/2022	4,016,083
10,000	Saratoga Investment Corp.		6.250		8/31/2025	243,000
45,000	Saratoga Investment Corp.		7.250		6/30/2025	1,141,875
17,169	Stellus Capital Investment Corp.		5.750		9/15/2022	405,017
106,123	THL Credit, Inc.		6.750		12/30/2022	2,582,843
58,925	THL Credit, Inc.		6.125		10/30/2023	1,386,505
64,910	TriplePoint Venture Growth BDC Corp.		5.750		7/15/2022	1,569,530
						54,403,745
	INSURANCE - 1.5%
1,765,000	AmTrust Financial Services, Inc.		6.125		8/15/2023	1,594,402
48,153	Atlas Financial Holdings, Inc.		6.625		4/26/2022	380,408
						1,974,810
	MACHINERY - DIVERSIFIED - 0.1%
2,500,000	Briggs & Stratton Corp. #		6.875		12/15/2020	178,125

	MULTI-NATIONAL - 0.3%
443,000	International Bank for Reconstruction & Development	4.5*(USISDA30-USISDA05)	2.700	+	5/30/2034	375,581

Holbrook Income Fund
Portfolio of Investment (Unaudited) (Continued)
July 31, 2020

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	BONDS - 78.2% (Continued)
	OIL & GAS - 2.7%
$ 2,000,000	Gulfport Energy Corp.		6.625		5/1/2023	$ 1,190,480
2,000,000	Montage Resources Corp.		8.875		7/15/2023	1,645,790
1,000,000	W&T Offshore, Inc. **		9.750		11/1/2023	669,140
						3,505,410
	PIPELINES - 1.4%
1,775,000	MPLX LP **		6.250		10/15/2022	1,792,128

	PRIVATE EQUITY - 2.5%
400,000	Hercules Capital, Inc.		4.625		10/23/2022	389,195
120,000	Trinity Capital, Inc. **		7.000		1/16/2025	2,853,000
						3,242,195
	REITS - 4.9%
1,600,000	CBL & Associates LP		5.250		12/1/2023	382,168
102,124	Ready Capital Corp.		6.500		4/30/2021	2,472,422
58,280	Sachem Capital Corp.		7.125		6/30/2024	1,436,310
69,311	Sachem Capital Corp.		6.875		12/30/2024	1,653,428
1,000,000	Washington Prime Group LP		6.450		8/15/2024	392,605
						6,336,933
	RETAIL - 0.7%
1,018,000	GameStop Corp. **		10.000		3/15/2023	916,312

	TOTAL BONDS (Cost - $105,235,290)					102,188,969

	CONVERTIBLE BONDS- 4.5%
	INVESTMENT COMPANIES - 1.4%
1,300,000	BlackRock Capital Investment Corp.		5.000		6/15/2022	1,285,119
500,000	New Mountain Finance Corp.		5.750		8/15/2023	496,231
						1,781,350
	REITS - 2.3%
3,167,000	New York Mortgage Trust, Inc.		6.250		1/15/2022	2,984,898

	TRANSPORTATION - 0.8%
1,250,000	Golar LNG Ltd.		2.750		2/15/2022	1,024,990

	TOTAL CONVERTIBLE BONDS (Cost - $5,660,790)					5,791,238

Shares
	SHORT-TERM INVESTMENTS - 3.2%
4,209,807	Fidelity Institutional Money Market Portfolio, Class I, 0.05% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,209,807)					4,209,807

	TOTAL INVESTMENTS - 100.4% (Cost - $134,357,364)					$ 131,182,830
	LIABILITIES LESS OTHER ASSETS - (0.4) %					(534,799)
	NET ASSETS - 100.0%					$ 130,648,031

+ Variable rate security, rate shown represents the rate at July 31, 2020.
++ Step rate, rate shown represents the rate at July 31, 2020.
* Rate shown represents the rate at July 31, 2020, is subject to change and resets daily.
** Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At July 31, 2020, these securities amounted to $20,866,256 or 15.97% of net assets.
# Defaulted security.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate
CMS2 - Constant Maturity Swap 2 Year Rate
CMS30 - Constant Maturity Swap 30 Year Rate
CPI YOY - Consumer Price Index Year over Year
USISDA02 - 2 Year USD ICE Swap Rate
USISDA05 - 5 Year USD ICE Swap Rate
USISDA10 - 10 Year USD ICE Swap Rate
USISDA30 - 30 Year USD ICE Swap Rate

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
July 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. The fair value committee is composed of one or more representatives from each of the (i) Trust, (ii)administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each group.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets *			Level 1	Level 2	Level 3	Total
Preferred Stock			$ 2,565,012	$ 1,910,000	$ -	$ 4,475,012
Asset Backed Securities			-	14,517,804	-	14,517,804
Corporate Bonds			61,613,964	40,575,005	-	102,188,969
Convertible Bond			-	5,791,238	-	5,791,238
Short-Term Investments			4,209,807	-	-	4,209,807
Total Assets			$ 68,388,783	$ 62,794,047	$ -	$ 131,182,830

The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Holbrook Income Fund	$ 134,608,309	$ 3,029,244	$ (6,454,723)	$ (3,425,479)